Note 9 - Share-based Payments (Details Textual)		12 Months Ended
	Jan. 01, 2019 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period		4,393,774	3,025,826	2,453,586	2,462,914
Share-based compensation arrangement, time-based options, vesting period		4 years
Share-based compensation arrangement, time-based options, vesting percentage, after one year with monthly vesting over the subsequent 36 months		25.00%
Expense from share-based payment transactions with employees		$ 4,800,597	$ 2,180,915	$ 174,419
Expense from share-based payment transactions with employees, allocated to general and administrative expenses		3,354,609	1,495,174	64,998
Expense from share-based payment transactions with employees, allocated to research and development expenses		1,445,988	$ 685,741	$ 109,421
Unrecognized share-based compensation expense, net of related forfeiture estimates		$ 6,100,000
Unrecognized share-based compensation expense, period for recognition		1 year 146 days
Employee stock option plan [member[
Statement Line Items [Line Items]
Number of share options available for issuance | shares		3,786,886
Number of share options outstanding in share-based payment arrangement at end of period		2,720,709	2,997,836	2,453,586
Share-based compensation arrangement, options, expiration period		10 years
2017 Omnibus Plan [member]
Statement Line Items [Line Items]
Number of share options available for issuance | shares	5,173,871
Number of share options outstanding in share-based payment arrangement at end of period		1,673,065	27,990	0
Number of share options available for issuance, increase, lower limit, percentage of common shares outstanding	4.00%		4.00%
Number of share options available for issuance, increase, lower limit, shares | shares		1,514,563
Share-based compensation arrangement, options, expiration period		7 years
2017 Omnibus Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Number of share options available for issuance | shares		3,659,308
Performance-based stock options granted [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period		404,250
Expense from share-based payment transactions with employees		$ 0
Unrecognized share-based compensation expense		3,700,000
Deferred share units (DSUs) [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees, allocated to general and administrative expenses		$ 269,097	$ 0	$ 0
Number of other equity instruments granted in share-based payment arrangement		21,568
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		$ 12.47